Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 19,160	¥ 12,917	¥ 7,851
Gross amount of increases for current year's tax positions	399	313	427
Gross amount of increases for prior years' tax positions	212	8,836	6,642
Gross amount of decreases for prior years' tax positions		(1,090)	(455)
Net amount of changes relating to settlements with tax authorities	(81)		(1,074)
Decreases due to lapse of applicable statutes of limitations	(297)	(1,540)	(253)
Foreign exchange translation and other	(144)	(276)	(221)
Balance at end of fiscal year	¥ 19,249	¥ 19,160	¥ 12,917